LEASES (Tables)	12 Months Ended
Jul. 31, 2021
Leases [Abstract]
Lease Cost
The components of the Company's lease expense are presented below:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Operating lease cost	$10,555	$10,792
Short-term lease expense	1,627	1,934
Variable lease cost	28	68
Amortization of finance lease assets	—	38
Interest on finance lease liabilities	6	11
	$12,216	$12,843
Supplemental cash flow information related to the cash paid for amounts included in measurement of lease liabilities during the fiscal year ended July 31, 2021 and 2020 was as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Operating cash flows from operating leases	$10,705	$10,427
Operating cash flows from finance leases	$6	$9
Financing cash flows from finance leases	$70	$100

Future Minimum Lease Payments Under Operating Leases	The Company's future minimum lease payments required under operating and finance leases that have commenced as of July 31, 2021 were as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$9,642	$6
2023	4,215	76
2024	1,657	38
2025	1,384	—
2026	1,282	—
Thereafter	390	—
Total lease payments	18,570	120
Less: imputed interest	332	9
Present value of lease payments	18,238	111
Less: current lease obligations	9,557	73
Long-term lease obligations	$8,681	$38

Future Minimum Lease Payments Under Financing Leases	The Company's future minimum lease payments required under operating and finance leases that have commenced as of July 31, 2021 were as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$9,642	$6
2023	4,215	76
2024	1,657	38
2025	1,384	—
2026	1,282	—
Thereafter	390	—
Total lease payments	18,570	120
Less: imputed interest	332	9
Present value of lease payments	18,238	111
Less: current lease obligations	9,557	73
Long-term lease obligations	$8,681	$38

Additional Lease Information
Additional information related to the Company's leases as of July 31, 2021 was as follows:

Weighted average remaining lease term:
Operating leases	2.9	years
Finance leases	1.4	years

Weighted average discount rate:
Operating leases		3.0%
Finance leases		3.9%